UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Christopher Weil & Company, Inc.
Address: 12555 High Bluff Drive #180
         San Diego, CA  92130

13F File Number:  028-11295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Wells
Title:     President & CEO
Phone:     858-704-1444

Signature, Place, and Date of Signing:

  /s/  John Wells     San Diego, CA     November 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $60,504 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      266     5200 SH       SOLE                     5200        0        0
AETNA INC NEW                  COM              00817Y108      581    16000 SH       SOLE                        0        0    16000
ALLERGAN INC                   COM              018490102      305     3706 SH       SOLE                     3706        0        0
ALTERA CORP                    COM              021441100     2649    84004 SH       SOLE                    65719        0    18285
AMERICAN EXPRESS CO            COM              025816109      269     6000 SH       SOLE                        0        0     6000
APPLE INC                      COM              037833100     3460     9075 SH       SOLE                     7211        0     1864
AT&T INC                       COM              00206R102      255     8932 SH       SOLE                     6932        0     2000
BCE INC                        COM NEW          05534B760     2086    55685 SH       SOLE                    44050        0    11635
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      748        7 SH       SOLE                        1        0        6
BRISTOL MYERS SQUIBB CO        COM              110122108     2101    66948 SH       SOLE                    52328        0    14620
CATERPILLAR INC DEL            COM              149123101     1935    26211 SH       SOLE                    20884        0     5327
CBS CORP NEW                   CL B             124857202     2267   111226 SH       SOLE                    87441        0    23785
CHEVRON CORP NEW               COM              166764100     2783    30059 SH       SOLE                    23708        0     6351
CHUBB CORP                     COM              171232101     1727    28780 SH       SOLE                        0        0    28780
CONOCOPHILLIPS                 COM              20825C104     2576    40682 SH       SOLE                    32047        0     8635
DU PONT E I DE NEMOURS & CO    COM              263534109     1824    45644 SH       SOLE                    36329        0     9315
E M C CORP MASS                COM              268648102     1567    74644 SH       SOLE                    57954        0    16690
EXXON MOBIL CORP               COM              30231G102      597     8219 SH       SOLE                     4219        0     4000
GENERAL FINANCE CORP           COM              369822101      139    47200 SH       SOLE                     3000        0    44200
GUARANTY BANCORP DEL           COM              40075T102       66    55000 SH       SOLE                    55000        0        0
INTEL CORP                     COM              458140100      221    10350 SH       SOLE                    10350        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2410    13783 SH       SOLE                    11190        0     2593
INTUIT                         COM              461202103     2501    52720 SH       SOLE                    40130        0    12590
JOHNSON & JOHNSON              COM              478160104      516     8100 SH       SOLE                     2100        0     6000
JPMORGAN CHASE & CO            COM              46625H100      597    19808 SH       SOLE                    19808        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     1910    38240 SH       SOLE                    29540        0     8700
KIMBERLY CLARK CORP            COM              494368103      249     3507 SH       SOLE                     3507        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     1042   119690 SH       SOLE                    92560        0    27130
NTS RLTY HLDGS LTD PARTNERSH   PARTSHIP UNITS   629422106      279    75662 SH       SOLE                    75662        0        0
ORACLE CORP                    COM              68389X105     2492    86698 SH       SOLE                    68001        0    18697
PANERA BREAD CO                CL A             69840W108     1489    14330 SH       SOLE                    11030        0     3300
PROCTER & GAMBLE CO            COM              742718109     2076    32862 SH       SOLE                    22628        0    10234
PS BUSINESS PKS INC CALIF      COM              69360J107     2146    43309 SH       SOLE                    43309        0        0
PUBLIC STORAGE                 COM              74460D109     8225    73864 SH       SOLE                    73864        0        0
RAYONIER INC                   COM              754907103      262     7125 SH       SOLE                     1125        0     6000
STARBUCKS CORP                 COM              855244109     3375    90519 SH       SOLE                    69945        0    20574
STREAMLINE HEALTH SOLUTIONS    COM              86323X106       34    20600 SH       SOLE                    20600        0        0
TJX COS INC NEW                COM              872540109     2071    37331 SH       SOLE                    29348        0     7983
UNITED TECHNOLOGIES CORP       COM              913017109      408     5800 SH       SOLE                     5800        0        0